Others	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions [Abstract]
Others
12.	OTHERS
(1)	Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to improve the Group’s capital structure, the Group may issue new shares or sell assets to reduce debt to capital ratio. The Group monitors capital on the basis of the debt to capital ratio. This ratio is calculated as total debt divided by total capital.

As of December 31, 2019 and 2020, the Group’s gearing ratios are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Total debt	$664,068	$886,134	$31,557
Total capital	$741,939	$841,549	$29,970
Debt to capital ratio	89.50%	105.30%	105.30%

(2)	Financial instruments
A.	Financial instruments by category

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$1,023,874	$1,342,667	$47,816
Accounts receivables, net	15,120	9,287	331
Other receivables	4,654	25,489	908
Refundable deposits	24,351	25,711	916
	$1,067,999	$1,403,154	$49,971

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Financial liabilities
Financial liabilities at amortized cost
Short-term borrowings	$46,000	$16,000	$570
Other payables	131,064	189,141	6,736
Lease liabilities (including current portion)	92,509	67,120	2,390
Long-term borrowings (including current portion)	370,653	584,263	20,807
	$640,226	$856,524	$30,503

B.	Financial risk management policies
(a)

The Group’s activities expose it to a variety of financial risks: market risk, credit risk, liquidity risk and cash flow interest rate risk. The Group adopts overall risk management program and control system to identify all financial risks and seeks to control and balance potential adverse effects from those aforesaid financial risks.

(b)

The goal of market risk management is to appropriately consider the impacts of economic environment, competition and market value risk, in order to achieve the best risk position, to maintain appropriate liquidity position and to centrally manage all market risks.

(c)	To meet its risk management objectives, the Group’s procedures of hedge focus on market risk and cash flow interest rate risk.
C.	Significant financial risks and degree of financial risks
(a)	Market risk
i.	Foreign exchange risk
(i)

The Group’s businesses involve some non-functional currency operations (the Company’s functional currency: NTD; the subsidiaries’ functional currencies: USD, EUR, HKD, RMB, AUD and JPY). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

		December 31, 2019
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value
	$000			NT$000
Financial assets
Monetary items
USD : NTD	US$	3,126	29.980	$93,717
Financial liabilities Monetary items
Monetary items
USD : NTD	US$	13,493	29.980	404,520
AUD : NTD	AUD	1,687	21.005	35,435

		December 31, 2020
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value	Book value
	$000			NT$000	US$000
Financial assets
Monetary items
USD : NTD	US$	8,733	28.480	$248,716	$8,857
Financial liabilities Monetary items
Monetary items
USD : NTD	US$	18,505	28.480	527,022	18,769
AUD : NTD	AUD	1,513	21.950	33,210	1,183

(ii)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	2019
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on other comprehensive income
		NT$000	NT$000
Financial assets Monetary items
Monetary items
USD : NTD	1%	$937	$—
Financial liabilities Monetary items
Monetary items
USD : NTD	1%	4,045	—
AUD : NTD	1%	354	—

	2020
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on profit or loss	Effect on other comprehensive income	Effect on other comprehensive income
		NT$000	US$000	NT$000	US$000
Financial assets Monetary items
Monetary items
USD : NTD	1%	$2,487	$89	$—	$—
Financial liabilities Monetary items
Monetary items
USD : NTD	1%	5,022	179	—	—
AUD : NTD	1%	332	12	—	—

(iii)

The unrealized exchange gain (loss) arising from significant foreign exchange variation on the monetary items held by the Group for 2018, 2019 and 2020 are NT$24 thousand, NT$12,271 thousand and NT$7,451 thousand (US$265 thousand), respectively.

ii.	Cash flow and fair value interest rate risk

The Group’s interest rate risk arises from short-term and long-term borrowings. Borrowings issued at floating interest rates expose the Group to cash flow interest rate risk. During 2018, 2019 and 2020, the Group’s borrowings at floating interest rate were denominated in the NT dollars and US dollars.

At December 31, 2019 and 2020, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2019 and 2020 would have been NT$833 thousand and

NT$1,201 thousand (US$43 thousand) higher/lower, respectively. The main factor is that the floating-rate borrowings resulted in changes in interest expense.

(b)	Credit risk
i.

Credit risk refers to the risk of financial loss to the Group arising from cash and deposits with banks and financial institutions, as well as default by the customers on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms.

ii.

The Group manages their credit risk taking into consideration the entire Group’s concern. For banks and financial institutions, only financial institutions with a good credit rating are accepted. According to the Group’s credit policy, each entity in the Group is responsible for managing and analyzing the credit risk for each of their new customers before entering into license contracts. Internal risk control assesses the credit quality of the customers, taking into account their financial positions, past experience and other factors.

iii.	The default occurs when the contract payments are past due based on the agreed terms.
iv.	The following indicators are used to determine whether the credit impairment of debt instruments has occurred:
(i)	It becomes probable that the issuer will enter bankruptcy or other financial reorganization due to their financial difficulties;
(ii)	The disappearance of an active market for that financial asset because of financial difficulties;
(iii)	Default or delinquency in interest or principal repayments.
v.

The Group classifies customers’ accounts receivable in accordance with credit rating of customers. The Group applies the simplified approach to estimate expected credit loss under the provision matrix basis.

vi.

The Group wrote off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights.

vii.

The Group assesses the expected credit losses based on the payment terms stipulated in the contracts with the customers. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The historical loss rates are adjusted to reflect current and forward-looking information on factors affecting the ability of the customers to settle the receivables. Except for loss allowance of NT$18,132 thousand established based on the delay payment of the balances due from one customer, the Group has not identified impairments on the trade receivables. The Group has therefore concluded that the expected loss rates for the trade receivables and contract assets is very low, and the loss allowance for the trade receivables and contract assets recognized is immaterial as of December 31, 2019 and 2020. As of December 31, 2019 and 2020, the balance of allowance for doubtful accounts was NT$18,132 thousand and NT$0 (US$0).

viii.

As of December 31, 2019 and 2020, with no collateral held or other credit enhancements, maximum exposure to credit risk in respect of the Group’s accounts receivable was NT$15,120 thousand and NT$9,287 thousand (US$331 thousand), respectively.

(c)	Liquidity risk
i.

Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Additionally, the Group closely monitors the execution and covenants compliance of the loan and security agreement and intitiates discussing with the banks as needed.

ii.

The table below analyzes the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	December 31, 2019
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,897	$—	$—	$—	$—
Other payables	131,064	—	—	—	—
Lease liabilities (including current portion)	64,827	20,352	7,523	2,055	—
Long-term borrowings (including current portion)	323,437	6,367	21,534	5,180	27,839

	December 31, 2020
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$16,000	$—	$—	$—	$—
Other payables	189,141	—	—	—	—
Lease liabilities (including current portion)	26,299	17,299	12,192	13,806	—
Long-term borrowings (including current portion)	132,065	195,011	207,511	62,163	25,157

	December 31, 2020
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	US$000	US$000	US$000	US$000	US$000
Short-term borrowings	$570	$—	$—	$—	$—
Other payables	6,736	—	—	—	—
Lease liabilities (including current portion)	937	616	434	492	—
Long-term borrowings (including current portion)	4,703	6,945	7,390	2,214	896

(3)	Fair value information
A.	The Group had no financial instruments measured at fair value, by valuation method, as of December 31, 2019 and 2020.
B.

Management considers that the carrying amounts of financial assets and liabilities not measured at fair value are approximate to their fair values, including cash and cash equivalents, receivables, refundable deposits, short-term borrowings, long-term borrowings (including current portion), payables and lease liabilities (including current and non-current).